OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2025	2024

Accrued expenses and other payables	$13,829	$9,458
Subcontractors accrual	1,106	1,114
Accrued taxes	14,820	6,074
Contingent consideration related to acquisition	3,405	3,167

	$33,160	$19,813